Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 951,934	€ 916,942
ING Bank consumer lending portfolio, outstandings [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,142	953
Increase (decrease) in financial assets	189
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	927	674
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	123	91
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	50
ING Bank consumer lending portfolio, outstandings [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	138
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	714	371
Increase (decrease) in financial assets	343
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	599	355
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53	12
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	61	4
ING Bank consumer lending portfolio, outstandings [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	143	152
ING Bank consumer lending portfolio, outstandings [member] | Germany [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	105	73
ING Bank consumer lending portfolio, outstandings [member] | Germany [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	27	26
ING Bank consumer lending portfolio, outstandings [member] | Germany [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11	20
ING Bank consumer lending portfolio, outstandings [member] | Germany [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		32
ING Bank consumer lending portfolio, outstandings [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43	47
ING Bank consumer lending portfolio, outstandings [member] | Poland [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	35	36
ING Bank consumer lending portfolio, outstandings [member] | Poland [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	6
ING Bank consumer lending portfolio, outstandings [member] | Poland [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3	5
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43	41
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	31	24
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	7
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3	2
ING Bank consumer lending portfolio, outstandings [member] | Netherlands [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		8
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	78	41
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	73	41
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1
ING Bank consumer lending portfolio, outstandings [member] | Luxembourg [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1
ING Bank consumer lending portfolio, outstandings [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26	33
ING Bank consumer lending portfolio, outstandings [member] | Spain [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13	14
ING Bank consumer lending portfolio, outstandings [member] | Spain [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	10
ING Bank consumer lending portfolio, outstandings [member] | Spain [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	8
ING Bank consumer lending portfolio, outstandings [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2	2
ING Bank consumer lending portfolio, outstandings [member] | France [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2	1
ING Bank consumer lending portfolio, outstandings [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	66	83
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52	61
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	14
ING Bank consumer lending portfolio, outstandings [member] | Rest of Europe [Member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	5	7
ING Bank consumer lending portfolio, outstandings [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
ING Bank consumer lending portfolio, outstandings [member] | Americas [Member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
ING Bank consumer lending portfolio, outstandings [member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
ING Bank consumer lending portfolio, outstandings [member] | Asia [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
ING Bank consumer lending portfolio, outstandings [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25	182
ING Bank consumer lending portfolio, outstandings [member] | Australia [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	17	67
ING Bank consumer lending portfolio, outstandings [member] | Australia [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	15
ING Bank consumer lending portfolio, outstandings [member] | Australia [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	4
ING Bank consumer lending portfolio, outstandings [member] | Australia [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		€ 96
Increase (decrease) in financial assets	€ 157